Cover	Aug. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2025
Entity File Number	001-41155
Entity Registrant Name	Kairous Acquisition Corp. Limited
Entity Central Index Key	0001865468
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 39 Marina Bay Financial Centre Tower 2
Entity Address, Address Line Two	10 Marina Boulevard
Entity Address, City or Town	City Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	018983
City Area Code	+662
Local Phone Number	255-6851340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	KACLF
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false